Related party and employee transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party and employee transactions
Schedule of Related Party Transactions
(a)	Amounts due from related parties

	December 31,	December 31,
	2022	2023
	US$	US$
Current:
Henan Hongguang Olympic Real Estate Co., Ltd.	87,047,162	85,595,700
Qingdao Huiju	—	—
Guangzhou Huanglong Information Technology Co., Ltd.	29,937,746	27,153,613
Xinzheng Meihang Network Technology Co., Ltd.	—	—
Madison Development Limited	8,539,686	3,689,595
Suzhou Wanzhuo's non-controlling interest holders	29,323,571	28,834,616
Taicang Pengchi's non-controlling interest holders	23,892,970	23,494,569
Suzhou Rongjingchen Real Estate Co., Ltd.	20,269,362	19,931,382
Others	4,708,561	3,927,036
Total current amounts due from related parties	203,719,058	192,626,511

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	1,065,531	1,047,764
Suzhou Yefang’s non-controlling interest holders	11,485,225	11,293,716
Others	2,505,528	2,463,750
Total non-current amounts due from related parties	15,056,284	14,805,230
Total	218,775,342	207,431,741

(b)         Amounts due to related parties

	December 31,	December 31,
	2022	2023
	US$	US$
Current:
Suzhou Yefang’s non-controlling interest holders	1,538,601	1,512,945
Suzhou Wanzhuo's non-controlling interest shareholders	2,711,240	2,666,033
Xinzheng Meihang Network Technology Co., Ltd.	—	—
Henan Qingning Apartment Management Co., Ltd.	9,984,106	9,707,534
Suzhou Kairongchen Real Estate Co., Ltd.	41,190,880	40,504,045
Others	11,195,093	18,519,868
Total current amounts due to related parties	66,619,920	72,910,425
Non current:
Henan Qingning Apartment Management Co., Ltd.	—	—
Total	66,619,920	72,910,425

(c)         Amounts due from employees

	December 31,	December 31,
	2022	2023
	US$	US$
Advances to employees	1,466,055	1,038,494